MORTGAGE DEBT AND BANK LOANS (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Mortgage Debt And Bank Loans [Line Items]
Mortgage debt and bank loans	$ 696.4	$ 729.5	$ 730.9
Falling due within one year
Mortgage Debt And Bank Loans [Line Items]
Mortgage debt and bank loans	87.1	92.2	90.4
Falling due between one and two years
Mortgage Debt And Bank Loans [Line Items]
Mortgage debt and bank loans	87.1	87.6	86.0
Falling due between two and three years
Mortgage Debt And Bank Loans [Line Items]
Mortgage debt and bank loans	374.2	343.4	86.0
Falling due between three and four years
Mortgage Debt And Bank Loans [Line Items]
Mortgage debt and bank loans	26.9	96.9	381.9
Falling due between four and five years
Mortgage Debt And Bank Loans [Line Items]
Mortgage debt and bank loans	11.3	10.0	21.8
Falling due after five years
Mortgage Debt And Bank Loans [Line Items]
Mortgage debt and bank loans	$ 109.8	$ 99.4	$ 64.8